Notes Payable - Schedule of Notes Payable (Details) - USD ($) $ in Thousands		Mar. 31, 2025	Mar. 31, 2024
Schedule of Notes Payable [Line Items]
Notes payable, Gross		$ 12,812	$ 16,982
Less: current portion		(8,481)	(11,277)
Notes payable, net of current portion		4,331	5,705
Bridge loan [Member]
Schedule of Notes Payable [Line Items]
Notes payable, Gross	[1]	932	1,855
Overdraft facility [Member]
Schedule of Notes Payable [Line Items]
Notes payable, Gross	[2]	5,404	5,825
Factoring agreement with recourse [Member]
Schedule of Notes Payable [Line Items]
Notes payable, Gross	[3]	1,546	3,983
Term loans [Member]
Schedule of Notes Payable [Line Items]
Notes payable, Gross	[4]	594	837
Mortgage loan [Member]
Schedule of Notes Payable [Line Items]
Notes payable, Gross	[5]	$ 4,336	$ 4,482

[1]	In October 2020, the Company’s subsidiary Primech A&P obtained a loan in the principal amount of approximately $3,711 (SGD 5,000) from the Lender. The loan bears interest at the rate 2% per annum, is payable in monthly instalments of approximately $77 (SGD 104) each, and will mature in March, 2026. The loan is secured by all the assets of the Primech A&P and is guaranteed by the shareholders of the Parent. The balance of the loan was approximately $1,855 (SGD 2,500) at March 31, 2024. During the year ended March 31, 2025, the Company paid down approximately $923 (SGD 1,250). The balance of the loan was approximately $932 (SGD 1,250) at March 31, 2025.
[2]	In prior periods and through March 31, 2024, certain of the Company’s subsidiaries obtained overdraft facilities from HSBC with an aggregate credit limit of $5,819 (SGD 7,842). The credit facilities are subject to annual review and are due on demand. The bank granted a temporary increase in the credit limit of an additional $2,198 (SGD 3,000) from September 2023 through October 2023 and $742 (SGD1,000) from November 2023 through October 2024. In October 2024, certain of overdraft facilities were renewed and the aggregate credit limit of overdraft is increased to $6,488 (S$8,700). The overdraft facilities permit the subsidiaries to borrow funds on a revolving line of credit up to the credit limit and bear interest at the rate 0.5% per annum below HSBC prevailing Prime Lending rate (total rate was 5.5% at March 31, 2025). The loans are secured by all term deposit accounts of the subsidiaries, an all monies debenture (mortgage) over all present and future assets of Primech A&P, and are guaranteed by certain directors and the Parent. At March 31, 2025, the balance of the overdraft facilities was approximately $5,504 (SGD 7,246) and approximately $1,084 (SGD 1,453) was unutilized under the overdraft facility.
[3]	In July 2018, Primech A&P, entered into with recourse receivables purchase (accounts receivable purchase agreement) with HSBC. Under the terms of the facility, Primech A&P agreed to sell to HSBC (“Factor”) certain customer accounts receivables due A&P. All amounts due under the terms of agreement is limited to approximately $2,968 (SGD 4,000), and is guaranteed by (a) security over receivables; (b) debentures (mortgages) over all present and future assets; and (c) an unlimited guarantee provided by certain directors. Primech A&P pays a discount charge calculated based on the SIBOR plus 3%, which charge is based on the outstanding gross amount of accounts receivable factored. The facility was renewed in September, 2021, and increased to approximately $5,900 (SGD 8,000). The facility was further renewed in August 2022, revising the discount charge rate to the Bank’s Cost of Funds plus 3%, which charge is based on the outstanding gross amount of accounts receivable factored. The facility was further renewed in September 2024, with limit reduced to approximately $4,474 (SGD 6,000) and the discount charge rate revised to the Bank’s Cost of Funds plus 1.5%. The facility is subject to annual review and is due on demand. The applicable Bank’s Cost of Funds as of March 31, 2025 was 2.39%, and the total rate was 3.89%. The maturity of the each of the factored invoice is 60 days after the draw down. In July 2020, Maint-Kleen entered into with recourse receivables purchase facility (accounts receivable purchase agreement) with HSBC. Under the terms of the facility, Maint-Kleen agreed to sell to HSBC (“Factor”) certain customer accounts receivables due A&P. All amounts due under the terms of agreement is limited to approximately $1,336 (SGD 1,800), and is guaranteed by (a) security over receivables; (b) debentures (mortgages) over all present and future assets; and (c) an unlimited guarantee provided by certain directors. Primech A&P and Maint-Kleen pays a discount charge calculated based on the SIBOR plus 3%, which charge is based on the outstanding gross amount of accounts receivable factored. The facility was further renewed in September 2024, with limit reduced to approximately $746 (SGD 1,000) and the discount charge rate revised to the Bank’s Cost of Funds plus 1.5%. The facility is subject to annual review and is due on demand. The applicable Bank’s Cost of Funds as of March 31, 2025 was 2.39%, and the total rate was 3.89%. The maturity of the each of the factored invoice is 60 days after the draw down. Under the terms of the these facilities, all factored receivables are sold with recourse, which requires Primech A&P and Maint-Kleen to repurchase any receivables, if demanded, not paid on time. Accordingly, such receivables are accounted for as a secured financing arrangement and not as a sale of financial assets. At March 31, 2025 and 2024, the Company had sold to HSBC with recourse accounts receivable of approximately $6,756 (SGD 9,060) and approximately $8,893 (SGD 4,927), which are included in accounts receivable on the accompanying consolidated balance sheets. At March 31, 2025, balance outstanding was approximately $1,546 (SGD 2,073) and approximately $3,674 (SGD 4,927) was available under the recourse receivables purchase facility.
[4]	On April 1, 2021, the Company acquired 80% of interest of CSG Industries Pte Ltd and a term loan is among the liabilities assumed. The term loan facility was drawn down in December, 2011 amounting to approximately $346 (SGD 468). The loans bear interest at the rate 0.75% plus Commercial Financing Rate (“CFR”) (CFR was 5.05% and 6.11% at March 31, 2025 and 2024, total loan rate was 5.80% and 6.86%), payable in monthly instalments of approximately $3 (SGD 4) each, and mature in October 2026. The loan is secured by a mortgage over a property owned by CSG located in Singapore and a personal guarantee for a maximum amount of approximately $384 (SGD 530) by the minority shareholder of CSG. During the years ended March 31, 2025 and 2024, repayments of approximately $34 (SGD 46) and approximately $32 (SGD 43) was made on the term loan facility. At March 31, 2025 and 2024, approximately $27 (SGD 36) and $61 (SGD 82) was outstanding under the loan. In June 28, 2022 Primech A&P obtained one term loan facility for approximately $976 (SGD 1,400) from HSBC to finance the purchase of machinery and equipment and/or vehicles in relation to a project. Approximately $976 (SGD 1,400) was drawn down in July 2022. The loan bears interest at the rate 3% plus Singapore Overnight Rate Average (“SORA”) per annum (SORA was 2.14% at March 31, 2025, total loan rate was 5.14%), are payable in monthly installments of approximately $20 (SGD 29) each, and mature in July 2026. The loan is secured by all present and future assets owned by Primech A&P and a joint and several guarantee for an unlimited amount by certain directors, the Company and the Parent. During the year ended March 31, 2024, the Company paid down approximately $260 (SGD 350). Net amount due at March 31, 2024 amounted to approximately $606 (SGD 817). During the year ended March 31, 2025, the Company paid down approximately $258 (SGD 350). Net amount due at March 31, 2025 amounted to approximately $348 (SGD 467). On December 28, 2022 Primech A&P obtained one term loan facility for approximately $293 (SGD 400) from HSBC to finance the purchase of machinery and equipment and/or vehicles in relation to a project. Approximately $242 (SGD 330) was drawdown in April 2023. The loan bears interest at the rate 3% plus Singapore Overnight Rate Average (“SORA”) per annum (SORA was 2.14% at March 31, 2025, total loan rate was 5.14%), are payable in monthly installments of approximately $7 (SGD 9) each, and mature in April 2026. The loan is secured by all present and future assets owned by Primech A&P and a joint and several guarantee for an unlimited amount by certain directors, the Company and the Parent. Approximately $242 (SGD 330) was drawn down during the year ended March 31, 2024, and repayments of approximately $75 (SGD 101) were made on the term loan facility during the year ended March 31, 2024. Net amount due at March 31, 2024 amounted to approximately $170 (SGD 229). During the year ended March 31, 2025, the Company paid down approximately $81 (SGD 110). Net amount due at March 31, 2025 amounted to approximately $89 (SGD 119). On October 17, 2024 Primech AI obtained one term loan facility for approximately $373 (SGD 500) from HSBC for working capital use. Approximately $134 (SGD 180) was drawdown in February 2025. The facility shall be repaid no later than thirty-six months from the date of the utilization of the facility. The loan bears interest at the rate 3% plus Singapore Overnight Rate Average (“SORA”) per annum (SORA was 2.14% at March 31, 2025, total loan rate was 5.14%), are payable in monthly installments of approximately $4 (SGD 5) each, and mature in February 2028. The loan is secured by a joint and several guarantee for an unlimited amount by certain directors of the fellow subsidiaries, the Company and Primech A&P. Repayments of approximately $4 (SGD 5) were made on the term loan facility during the year ended March 31, 2025. Net amount due at March 31, 2025 amounted to approximately $130 (SGD 175).
[5]	On April 27, 2021, Primech A&P completed the acquisition of two office units (“properties”) located in Singapore for approximately $6,705 (SGD 9,035). The purchase price was made up of cash consideration of approximately $1,692 (SGD 2,280) and a loan obtained from HSBC of approximately $5,013 (SGD 6,755). The full amount of the loan was drawn down on April 1, 2021. The loans bear interest at the rate 1.80% plus Singapore Overnight Rate Average (“SORA”) per annum (SORA was 2.14% at March 31, 2025, total loan rate was 5.14%), and will mature in March, 2041. The loan is secured by the properties and a joint and several guarantee by certain directors, the Company and the Parent. During the year ended March 31, 2024, the Company paid down approximately $157 (SGD 211). The balance of the loan was approximately $4,482 (SGD 6,039) at March 31, 2024. During the year ended March 31, 2025, the Company paid down approximately $167 (SGD 225). The balance of the loan was approximately $4,336 (SGD 5,814) at March 31, 2025.